Trade and other payables	12 Months Ended
Jun. 30, 2024
Trade and other payables [abstract]
Trade and other payables
Note 20. Trade and other payables

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000

Current liabilities
Trade payables	27,346	11,544
Employment tax payables	367	2,207
Accrued expenses	4,406	2,893

Total trade and other payables	32,119	16,644